INVESTMENTS IN ASSOCIATES	12 Months Ended
Aug. 31, 2019
Disclosure of associates [abstract]
INVESTMENTS IN ASSOCIATES [Text Block]

14. INVESTMENTS IN ASSOCIATES

The carrying value of investments in associates consist of:

	ALPHA-CANNABIS	EVIANA HEALTH	HYASYNTH
	PHARMA GMBH	CORPORATION	BIOLOGICALS INC.
	(A)	(B)	(C)	TOTAL
Participating share (1)	25.0%	19.9%	43.4%
Balance, September 1, 2018	$-	$-	$-	$-
Additions	3,408	5,000	5,000	13,408
Transaction costs	160	73	89	322
Distributions	-	(374)	-	(374)
Share of net income (loss)	(50)	(734)	(477)	(1,261)
Impairment loss	-	(950)	-	(950)
Foreign currency translation gain (loss)	(22)	(15)	-	(37)
Balance, August 31, 2019 (2)	$3,496	$3,000	$4,612	$11,108

Note 1: % Interest includes the potential ownership interest that could result from the conversion of debentures and exercise of warrants

Note 2: OHI utilizes the most recently issued quarterly financial statements of its associates in its results with a two months lag since the Company does not have the same reporting date as its associates (for example, for the period ended August 31, OHI utilizes its associates’ June 30 results)

The following table presents current and non-current assets, current and non-current liabilities as well as revenues and net loss of the Company’s material investments in equity method investees for the year ended June 30, 2019, the most recently issued quarterly financial statements:

	EVIANA HEALTH	HYASYNTH
	CORPORATION	BIOLOGICALS INC.
Statement of financial position
Current assets	$10,024	$3,223
Non-current assets	3,173	484

Current liabilities	1,329	62
Non-current liabilities (Note 1)	8,290	5,175

Statement of comprehensive loss (Note 2)
Revenue	-	-
Net income (loss) to shareholders	(1,626)	(1,098)
Other comprehensive income (loss) to shareholders	(319)	-
Comprehensive income (loss) to shareholders	$(1,945)	$(1,098)

Note 1: Non-current liabilities include OHI’s convertible debenture investment at its carrying value of $5,000 and $5,000 (excluding capitalized transaction costs and equity discount), for Eviana Health Corporation and Hyasynth Biologicals Inc., respectively.

Note 2: Net loss is from the date of acquisition to June 30, 2019 as per the associates’ most recently issued quarterly financial statements.

a) alpha-cannabis Pharma GmbH
On October 10, 2018, OHI executed an investment agreement with alpha-cannabis® Pharma GmbH (“ACG”) pursuant to which the Company acquired 8,333 common shares of ACG, representing a 25% stake in the capital of ACG, for aggregate proceeds of €1,625 ($2,436). Established in 2016, ACG is a privately-held company that is strategically positioned to serve the German medical cannabis market.

The Company has a commitment to deliver additional consideration of up to €875 in the form of OHI shares contingent on the achievement of certain gross margin-based milestones. The Company has estimated the fair value of these contingent shares as €649 ($972) as of the investment date and has included a corresponding long-term liability as a contingent share consideration in the statement of financial position. At August 31, 2019, the Company revalued the contingent liability and recorded a corresponding loss in the statement of operations of $145 for the year then ended.

Concurrent with the Company’s investment in ACG, the parties entered into a CBD supply agreement, whereby ACG may supply the Company with synthetic CBD, as well as a cannabis supply agreement, whereby OHI may supply ACG with dried cannabis flowers.

b) Eviana Health Corporation
On October 2, 2018, OHI participated in the debenture offering of Eviana Health Corporation (“Eviana”) by way of private placement. Eviana is a Canadian Securities Exchange (CSE) listed company that was established with the aim of delivering customized consumer health care products using natural hemp strains of cannabis sativa for cannabinoid-based topical creams and products. The Company’s investment is in the form of convertible debentures and share purchase warrants, which together provide a potential ownership interest of up to 21.4%, which is capped at 19.9% based on certain Canadian securities regulations and contractual obligations. In addition to this ownership interest, the Company also considered various qualitative factors in arriving at the determination that significant influence exists, including representation on Eviana’s board of directors, and thereby concluding that the equity method of accounting is appropriate.

The convertible debentures have a face value of $5,000, bear interest at 10% per annum, are non-redeemable, and mature on October 2, 2020. The convertible debentures are convertible at the option of the holder at any time at a price of $1.15 per share, or into 4,347,826 common shares. Conversion of the debentures may be forced by Eviana in the event that the volume weighted average price of the common shares of Eviana for ten consecutive days is greater than $2.15, subject to a minimum volume of 100,000 shares in each of those 10 days.

The share purchase warrants were acquired for no additional consideration, concurrent with the debenture offering, are transferrable, and are exercisable until October 2, 2020. 2,500 share purchase warrant units were acquired, each of which is convertible into 870 common shares per unit, or 2,175,000 common shares in aggregate, at an exercise price of $1.30 per share.

Concurrent with the Company’s investment in Eviana, the parties entered into a CBD oil supply agreement, whereby the Company has the right, but not obligation, to purchase up to 25% of Eviana’s annual CBD oil at 95% of the agreed raw CBD oil wholesale market price for a period of 5 years from the date on which the CBD oil is first made commercially available by Eviana for wholesale.

At August 31, 2019, the Company identified indicators of impairment with respect to its investment in Eviana. The Company determined the recoverable amount of Eviana to approximate $3,000 based on a value in use (“VIU”) model that applied a discount rate of 35% to the forecast interest and principal payments of the debt component of the convertible debenture. If the discount rate were increased (decreased) by 5%, the impairment loss for the year-ended August 31, 2019 would increase (decrease) by $262.

c) Hyasynth Biologicals Inc.
On September 12, 2018, OHI invested in Hyasynth Biologicals Inc. (“Hyasynth”) by way of convertible secured debentures, to be purchased in three tranches and valued in the aggregate at $10,000. Tranche 1 was issued on this date and there are two additional Tranches that may be issued based on the achievement of specific milestones. Hyasynth is a privately-held biotechnology company based in Montreal and leader in the field of cannabinoid science and biosynthesis. The Company’s investment is in the form of convertible debentures, which provide a potential ownership interest of up to 43.4% based on Tranche 1. In addition to the ownership interest, the Company also considered various qualitative factors in arriving at the determination that significant influence exists, including representation on Hyasynth’s board of directors, and thereby concluded that the equity method of accounting is appropriate.

Tranche 1 of the convertible debentures have a face value of $5,000, bear interest at 8.0% per annum, are secured, and mature on the earlier of August 31, 2023 or the closing date of a qualified sale transaction, unless an automatic or optional conversion has occurred. Tranche 1 of the convertible debentures are convertible at the option of the holder at any time at a price of $40 per share, or into 125,000 common shares. Conversion of the debentures may be automatically triggered based on the completion of a qualified transaction or Hyasynth’s facility reaching a pre-defined production capacity. Tranche 2 and 3 of the convertible debentures, each of which commit $2.5 million for an aggregate of $5 million, have certain production-related milestones that must be achieved within a 24- and 36-month period, respectively, for issuance to occur.

Concurrent with the Company’s investment in Hyasynth, the parties entered into a CBD supply agreement, whereby the Company has the ability to purchase up to 100% of Hyasynth’s annual cannabinoid or cannabinoid-related production at a 10% discount to the agreed upon wholesale market price for a period of 10 years from the date Hyasynth commences commercial production of the products.